Cover	Jan. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41212
Entity Registrant Name	Broad Capital Acquisition Corp
Entity Central Index Key	0001865120
Entity Tax Identification Number	86-3382967
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6208 Sandpebble Court
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(469)
Local Phone Number	951-3088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false